Fees Summary	Aug. 28, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,773,000.00
Previously Paid Amount	0.00
Total Fee Amount	271.45
Total Offset Amount	0.00
Net Fee	271.45
Narrative - Max Aggregate Offering Price	$ 1,773,000.00
Final Prospectus	true